INCOME TAX EXPENSE - Deferred tax assets and deferred tax liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carry forward	$ 4,949,000	$ 2,722,293
Capitalized inventory	95,589
Unrealized foreign exchange gain/losses	39,166
Depreciation and amortization of property, equipment and software	79	7,428
Gross deferred tax assets	5,083,834	2,729,721
Less: valuation allowance	(5,007,139)	$ (2,729,721)	$ (938,875)
Total deferred tax assets, net	76,695
Deferred tax liabilities:
Depreciation and amortization of property, equipment and software	(120,858)
Deferred tax liabilities	(120,858)
Total deferred tax liabilities, net	$ (44,163)